T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.9%
Common Stocks 1.9%
MercadoLibre (USD) (1) 2,931 5,504
Vista Energy, ADR (USD) (1) 85,152 5,999
Total Argentina (Cost $8,123) 11,503
BRAZIL 4.4%
Common Stocks 4.4%
Itau Unibanco Holding, ADR (USD)  719,466 6,087
Localiza Rent a Car  620,468 4,624
NU Holdings, Class A (USD) (1) 481,345 6,897
Raia Drogasil 1,128,332 4,136
WEG  534,676 5,004
Total Brazil (Cost $19,784) 26,748
CANADA 0.5%
Common Stocks 0.5%
Aris Mining (1) 212,799 2,843
Total Canada (Cost $3,454) 2,843
CHINA 20.1%
Common Stocks 14.6%
Alibaba Group Holding (HKD)  920,784 14,027
Chaozhou Three-Circle Group,
Class H (HKD) (1) 4,400 56
Chifeng Jilong Gold Mining Group,
Class H (HKD)  616,200 2,634
China Construction Bank, Class H
(HKD)  6,153,000 7,220
China Pacific Insurance Group,
Class H (HKD)  1,154,800 4,507
China Resources Beer Holdings
(HKD)  880,500 2,657
China Resources Mixc Lifestyle
Services (HKD)  629,800 3,203
H World Group, ADR (USD)  96,458 4,118
Kanzhun , ADR (USD)  275,780 4,490
KE Holdings, Class A (HKD)  623,330 3,496
Meituan , Class B (HKD) (1) 590,600 6,973
MMG (HKD) (1) 2,968,000 3,185
NetEase (HKD)  136,910 3,643
PICC Property & Casualty, Class
H (HKD)  1,938,000 4,045
Tencent Holdings (HKD)  295,300 18,044
WuXi AppTec , Class H (HKD)  140,500 2,881
ZTO Express Cayman (HKD)  174,119 4,167
89,346
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 5.5%
Contemporary Amperex
Technology, A Shares (CNH)  138,200 8,103
Hengyi Petrochemical, A Shares
(CNH)  1,443,100 3,436
Sany Heavy Industry, A Shares
(CNH)  1,418,900 4,322
Shengyi Technology, A Shares
(CNH)  245,500 3,839
TCL Technology Group, A Shares
(CNH)  6,683,400 4,681
Yunnan Aluminium , A Shares
(CNH)  1,075,900 4,253
Zhongji Innolight , A Shares (CNH)  38,400 5,114
33,748
Total China (Cost $92,635) 123,094
GREECE 0.5%
Common Stocks 0.5%
Public Power  122,367 3,153
Total Greece (Cost $2,863) 3,153
HONG KONG 1.3%
Common Stocks 1.3%
AIA Group  389,200 3,923
Techtronic Industries  237,000 3,982
Total Hong Kong (Cost $6,080) 7,905
HUNGARY 1.3%
Common Stocks 1.3%
OTP Bank  52,012 7,705
Total Hungary (Cost $1,659) 7,705
INDIA 10.7%
Common Stocks 10.7%
Apollo Hospitals Enterprise  47,809 4,485
Bajaj Finance  565,029 6,755
Bharti Airtel  431,058 8,905
Cummins India  79,364 4,590
Divi's Laboratories  43,982 3,713
ICICI Bank  788,319 11,848
Kotak Mahindra Bank  1,590,524 6,502
Mahindra & Mahindra  148,747 5,296
MakeMyTrip (USD) (1) 53,637 3,055
Polycab India  33,706 3,215
Power Grid Corp. of India  1,115,158 3,320
Titan  75,750 3,867
Total India (Cost $59,376) 65,551

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 0.8%
Common Stocks 0.8%
Bank Central Asia  13,832,000 4,848
Total Indonesia (Cost $2,767) 4,848
MEXICO 2.0%
Common Stocks 2.0%
Arca Continental  329,945 3,769
Grupo Aeroportuario del Pacifico ,
ADR (USD)  13,859 3,012
Grupo Mexico, Series B  463,740 5,577
Total Mexico (Cost $8,142) 12,358
NETHERLANDS 0.7%
Common Stocks 0.7%
ASML Holding  2,722 4,486
Total Netherlands (Cost $3,671) 4,486
PHILIPPINES 0.5%
Common Stocks 0.5%
BDO Unibank  1,461,513 2,963
Total Philippines (Cost $2,609) 2,963
POLAND 1.5%
Common Stocks 1.5%
Allegro.eu (1) 369,559 4,452
Bank Polska Kasa Opieki 74,378 4,902
Total Poland (Cost $7,334) 9,354
QATAR 0.7%
Common Stocks 0.7%
Qatar National Bank  920,868 4,195
Total Qatar (Cost $4,343) 4,195
SAUDI ARABIA 2.2%
Common Stocks 2.2%
Al Rajhi Bank  378,935 6,324
Saudi National Bank  678,241 7,097
Total Saudi Arabia (Cost $12,014) 13,421
Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 49,416 5,275
Total Singapore (Cost $6,671) 5,275
SOUTH AFRICA 1.9%
Common Stocks 1.9%
Capitec Bank Holdings  20,566 5,872
Clicks Group  191,389 2,561
Mr Price Group  323,518 3,332
Total South Africa (Cost $8,664) 11,765
SOUTH KOREA 18.4%
Common Stocks 18.4%
Hyundai Mobis 15,858 5,128
KB Financial Group  49,352 5,776
LG Chem  13,887 2,460
Samsung Electronics  309,304 53,836
SK hynix 33,424 37,958
SK hynix , ADR (USD) (1) 38,613 5,550
SM Entertainment  39,127 1,869
Total South Korea (Cost $26,260) 112,577
TAIWAN 25.2%
Common Stocks 25.2%
Accton Technology  59,000 3,824
ASE Technology Holding  518,000 8,839
Bizlink Holding  82,000 5,221
CTBC Financial Holding  3,787,000 7,559
Delta Electronics  191,000 9,397
Hon Hai Precision Industry  1,001,000 7,645
MediaTek  79,000 8,416
Taiwan Semiconductor
Manufacturing  1,274,219 94,248
Unimicron Technology  405,000 9,502
Total Taiwan (Cost $41,750) 154,651
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  3,018,500 4,336
Total Thailand (Cost $4,380) 4,336
TÜRKIYE 0.7%
Common Stocks 0.7%
BIM Birlesik Magazalar 556,931 4,574
Total Türkiye (Cost $3,526) 4,574

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government
Reserve Fund, 3.72% (2)(3) 16,758,534 16,759
Total Short-Term Investments
(Cost $16,759) 16,759
Total Investments in
Securities  99.6%
(Cost $342,864) $ 610,064
Other Assets Less Liabilities
0.4% 2,617
Net Assets 100.0% $ 612,681
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.72% $ —# $ — $ 329+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government Reserve Fund, 3.72% $ 10,889  ¤  ¤ $ 16,759^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $329 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,759.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Emerging Markets Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Emerging Markets Equity Fund

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E146-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 49,987 $ 543,318 $ — $ 593,305
Short-Term Investments 16,759 — — 16,759
Total $ 66,746 $ 543,318 $ — $ 610,064